Subordinated Notes - Related Parties (Details) - USD ($)	1 Months Ended		12 Months Ended
	Feb. 22, 2018	Nov. 20, 2017	Dec. 31, 2018	Dec. 19, 2018	Jul. 01, 2018
Subordinated Notes - Related Parties (Textual)
Aggregate principal amount				$ 325,000	$ 100,000
Secured notes	$ 100,000
Realized gain	$ 12,241
Interest expense			$ 4,637
Subordinated Notes [Member]
Subordinated Notes - Related Parties (Textual)
Aggregate principal amount		$ 115,000
Proceeds from related parties		100,000
Original issue discount		$ 15,000
Subordinated notes, exercisable per share		100.00%